Right-of-use assets and lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Opening balance	$ 465,930	$ 548,607
Less: lease payments	(127,797)	(130,056)
Interest expense	39,502	47,379	$ 13,330
Ending balance	377,635	465,930	$ 548,607
Less: current portion of lease liabilities	(100,531)	(88,295)
Long-term portion of lease liabilities	$ 277,104	$ 377,635